Loans, financing and debentures	9 Months Ended
Sep. 30, 2026
Disclosure of detailed information about borrowings [abstract]
Disclosure of borrowings [text block]
22 LOANS, FINANCING AND DEBENTURES
22.1 Breakdown by type

				Current		Non-current			Total
Type	Currency	Interest rate	Average annual interest rate - %	09/30/2026	12/31/2025	09/30/2026	12/31/2025	09/30/2026	12/31/2025
In foreign currency
Bonds	USD	Fixed	5.0%	297,710	815,478	39,065,143	42,405,964	39,362,853	43,221,442
Panda Bonds	CNY	Fixed	2.7%	47,232	6,785	2,007,306	2,039,941	2,054,538	2,046,726
Export credits (“export prepayments”)	USD	SOFR/Fixed	6.3%	3,383,422	923,820	12,559,478	16,901,305	15,942,900	17,825,125
Assets financing	USD	SOFR	4.2%	102,989	107,159	91,667	178,526	194,656	285,685
ECA - Export Credit Agency	USD	SOFR	7.1%	15,230	17,426	1,675,670	1,778,184	1,690,900	1,795,610
IFC - International Finance Corporation (1)	USD	SOFR	6.7%	(3,819)	(5,485)	4,862,747	5,182,737	4,858,928	5,177,252
Term bank loans	EUR	EURIBOR	3.6%	1,434		6,829,617		6,831,051
Others				3,862	5,516			3,862	5,516
				3,848,060	1,870,699	67,091,628	68,486,657	70,939,688	70,357,356
In local currency
BNDES	BRL	UMBNDES	6.4%	1,440	5,794	54,718	468,025	56,158	473,819
BNDES	BRL	TJLP	8.4%	25,664	89,150	9,209	11,802	34,873	100,952
BNDES	BRL	TLP	12.3%	238,102	178,549	5,665,706	5,562,188	5,903,808	5,740,737
BNDES	BRL	Fixed	4.7%	1,666		105,459		107,125
BNDES	BRL	SELIC	17.0%	70,453	282,017		514,605	70,453	796,622
BNDES	BRL	TR	4.3%	10,927	9,933	145,533	153,762	156,460	163,695
Assets financing	BRL	CDI	16.1%	19,146	18,799	23,914	38,214	43,060	57,013
NCE (“Export credit notes”)	BRL	CDI	16.6%	28,860	4,157	75,000	100,000	103,860	104,157
NCR (“Rural producer certificates”)	BRL	CDI	13.7%	44,443	369,572	5,563,791	5,000,000	5,608,234	5,369,572
ECO INVEST - Agro-industrial credit	BRL	CDI	11.2%	35,532	7,094	456,320	327,263	491,852	334,357
Rural Product Note ("CPR")	BRL	CDI/IPCA	12.8%	915	41,894	4,500,304	1,954,437	4,501,219	1,996,331
Debentures	BRL	CDI/IPCA	13.5%	314,668	127,247	9,511,389	9,179,399	9,826,057	9,306,646
				791,816	1,134,206	26,111,343	23,309,695	26,903,159	24,443,901
				4,639,876	3,004,905	93,202,971	91,796,352	97,842,847	94,801,257

Interest on financing				1,513,287	1,525,436	563,791		2,077,078	1,525,436
Non-current funding				3,126,589	1,479,469	92,639,180	91,796,352	95,765,769	93,275,821
				4,639,876	3,004,905	93,202,971	91,796,352	97,842,847	94,801,257
(1) The balances shown as negative include fundraising costs
22.2 Breakdown by maturity - non-current

	2027	2028	2029	2030	2031	2032 onwards	Total
In foreign currency
Bonds		2,544,910	8,308,717	5,123,237	6,359,585	16,728,694	39,065,143
Panda Bonds	927,240	1,002,792		77,274			2,007,306
Export credits (“export prepayments”)	776,904	2,403,938	3,474,846	5,068,718	835,072		12,559,478
Assets financing	23,462	62,361	5,844				91,667
ECA - Export Credit Agency					645,012	1,030,658	1,675,670
IFC - International Finance Corporation (1)					1,208,877	3,653,870	4,862,747
Term bank loans					6,829,617		6,829,617
	1,727,606	6,014,001	11,789,407	10,269,229	15,878,163	21,413,222	67,091,628
In local currency
BNDES – TJLP	953	3,811	3,811	634			9,209
BNDES – TLP	40,618	159,638	145,472	389,106	491,754	4,439,118	5,665,706
BNDES – Fixed	781	3,124	6,528	6,837	6,837	81,352	105,459
BNDES – TR	2,758	11,033	11,033	11,033	11,033	98,643	145,533
BNDES - UMBNDES	371	3,215	3,215	3,215	3,215	41,487	54,718
ECO INVEST - Agro-industrial credit	8,577	17,153	90,771	90,771	90,771	158,277	456,320
Assets financing	4,814	19,033	67				23,914
NCE (“Export credit notes”)		25,000	25,000	25,000			75,000
Rural Product Note ("CPR")						4,500,304	4,500,304
NCR (“Rural producer certificates”)				2,000,000	3,563,791		5,563,791
Debentures				572,611	500,000	8,438,778	9,511,389
	58,872	242,007	285,897	3,099,207	4,667,401	17,757,959	26,111,343
	1,786,478	6,256,008	12,075,304	13,368,436	20,545,564	39,171,181	93,202,971
(1) Amendment to the payment schedule as a result of a contractual amendment executed in June 2026, extending the maturity date and reducing the interest rate.
22.3 Roll-forward of loans, financing and debentures

	09/30/2026	12/31/2025
Opening balance	94,801,257	101,435,531
Fundraising, net of issuance costs	3,087,472	23,871,760
Additions of merged companies	6,904,000
Interest accrued	4,414,775	5,953,778
Monetary and exchange rate variation, net	(3,606,818)	(8,384,101)
Settlement of principal	(3,385,149)	(22,353,325)
Settlement of interest	(4,447,630)	(5,817,907)
Amortization of fundraising costs	74,940	101,803
Others		(6,282)
Closing balance	97,842,847	94,801,257
22.4 Fundraising costs
The fundraising costs are amortized based on the terms of agreements and the effective interest rate.

			Balance to be amortized
Type	Cost	Amortization	09/30/2026	12/31/2025
Bonds	411,818	294,543	117,275	142,598
Panda Bonds	6,183	2,261	3,922	5,617
Rural Product Note ("CPR")	144,391	8,760	135,631	63,819
Export credits (“export prepayments”)	180,466	130,099	50,367	71,612
Debentures	157,139	54,965	102,174	110,409
BNDES	80,363	54,262	26,101	41,023
ECA - Export Credit Agency	13,615	3,627	9,988	12,072
IFC - International Finance Corporation	106,968	37,475	69,493	57,186
Term bank loans	45,172	2,093	43,079
Others	4,797	570	4,227	4,641
	1,150,912	588,655	562,257	508,977
22.5 Guarantees
Some loan and financing agreements have guarantees clauses, in which the financed equipment or other property, plant and equipment is offered as collateral by the Company, as disclosed in Note 19.1.
The Company is subject to financial covenants in connection with the Term Bank Loans disclosed in Note 22.1, which had an outstanding balance of R$6,831,051 as of September 30, 2026. These covenants require the Company to maintain a Net Debt-to-EBITDA ratio not exceeding 4.0x, as defined in the respective financing agreement. Compliance with such covenant is monitored on a quarterly basis by Management and was fully achieved as of September 30, 2026.
22.6 Relevant transactions entered into during the period
22.6.1 New Revolving Credit Facility (RCF)
On February 5, 2026, the Company entered into a new Revolving Credit Facility through its subsidiary Suzano International Finance B.V., replacing the facility in place since February 2022. The new facility increased the total available revolving credit lines from US$1,275,000 to US$1,775,000 (equivalent to R$9,196,097). The purpose of this new facility is to further strengthen the Company’s already robust liquidity position, providing greater cash flexibility over the coming years.
The total committed amount of US$1,775,000 has an availability period through February 2031. The commitment fee, if the facility remains undrawn, is 0.27% per annum; if drawn, the cost will be SOFR + 0.90% per annum.
22.6.2 Issuance of Rural Product Notes (Cédulas de Produto Rural – CPRs)
On April 1, 2026, the Company completed the fundraising of its 2nd issuance of Financial Settlement Rural Product Notes (CPR-Fs), issued in two tranches totaling R$2,500,000, of which R$1,500,000 relate to the first tranche and R$1,000,000 to the second tranche.
The CPR-Fs were issued on March 15, 2026, with maturities of 10 years for the first tranche, due on March 15, 2036, and 12 years for the second tranche, due on March 15, 2038. The CPR-Fs bear interest of 7.0464% per annum for the first tranche and 6.8338% per annum for the second tranche, accruing on the updated nominal unit value, which is adjusted by the accumulated variation of the IPCA inflation index.
22.7 Significant transactions settled during the period
The Company did not enter into any material settlements during the nine-month period ended September 30, 2026.